CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Cash Flows from Operating Activities:
Net loss	$ (37,269)
HZO, Inc. and Subsidiaries
Cash Flows from Operating Activities:
Net loss	(25,338,282)	$ (6,376,713)	$ (15,628,206)	$ (22,091,427)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	762,185	716,236	3,089,804	1,130,123
Change in right-of-use assets	168,228	196,840	737,316	879,665
Loss on extinguishment of debt		3,071,008	3,071,008
Goodwill impairment	0	0	0	10,214,116
Amortization of debt discount	1,399,937	216,156	336,988	302,608
Stock-based compensation	514	2,315	4,625	33,228
Deferred taxes, net			(53,796)	(331,228)
Loss (gain) on disposal of fixed assets	(106)		292,893	(279,890)
Revaluation of convertible note derivative liabilities	21,097,000	135,000	139,000	2,000
Change in warrant liability			(6,311)	(726,740)
Changes in operating assets and liabilities:
Accounts receivable, net	(442,509)	(64,947)	33,756	1,477,917
Inventories, net	148,769	(83,262)	(328,588)	19,083
Prepaid expenses and other assets	(33,744)	(266,644)	(72,745)	150,280
Accounts payable	79,488	71,663	(224,660)	(1,052,001)
Accrued expenses and other liabilities	236,335	(385,316)	(629,772)	(514,261)
Contract liabilities - deferred revenue	(21,728)	11,500	(106,976)	20,646
Operating right-of-use liabilities	(182,980)	(200,215)	(757,759)	(872,460)
Net cash used in operating activities	(2,126,893)	(2,956,379)	(10,103,423)	(11,638,341)
Investing activities:
Purchases of property and equipment	(31,620)	(40,557)	(258,512)	(624,632)
Proceeds from sale of property and equipment	106		68,628	322,742
Net cash used in investing activities	(13,031,514)	(40,557)	(189,884)	(301,890)
Financing activities:
Payments on finance leases	(12,801)	(11,735)	(48,511)	(35,199)
Repayments of notes payable	(5,357)	(4,343)	(6,347)	(15,338)
Proceeds from subordinated convertible promissory notes, net of issuance costs	15,443,751	1,000,000	6,353,018	3,704,188
Proceeds from issuance of Series C preferred stock		7,923,517	9,370,020
Repurchases of equity securities			(6)
Net cash provided by financing activities	15,425,593	8,921,037	15,668,174	3,653,651
Effect of exchange rates on changes in cash	(224,978)	(63,584)	(1,280,806)	1,070,732
Net Change in Cash	42,208	5,860,517	4,094,061	(7,215,848)
Cash, Cash Equivalents, and Restricted Cash - Beginning of the year	4,572,687	478,626	478,626	7,694,474
Cash, Cash Equivalents, and Restricted Cash - End of the year	4,614,895	6,339,143	4,572,687	478,626
Supplemental disclosures of cash flow information:
Cash paid for interest	3,851	5,474	19,353	18,480
Cash paid for taxes	43,939	42,464	122,242	72,151
Noncash investing and financing activities:
Principal amount of debt converted		4,942,618	4,942,618
Purchases of property and equipment included in accounts payable				23,844
Embedded derivative liability from subordinated convertible promissory notes	$ 6,075,000	$ 289,000	3,681,000	1,050,000
Right-of-use asset obtained in exchange for operating lease liability			$ 21,655	$ 161,201